UNITED STATES
     SECURITIES AND EXCHANGE COMMISSION
           WASHINGTON D.C. 20549

                 FORM 13F

           FORM 13F COVER PAGE

Report for Calendar Year or Quarter Ended:  June 30, 2004

Check here if Amendment [ ]; Amendment Number:



This Amendment (Check only one.) [ ] is a restatement.

                                 [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:


Name:     Weik Investment Services, Inc.

Address:  1075 Berkshire Blvd.

          Suite 825

          Wyomissing, PA  19610


13F File Number:


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.



Person Signing the Report on Behalf of Reporting Manager:


Name:     Thomas W. Weik

Title:    President

Phone:    610-376-2240

Signature, Place, and Date of Signing:

   Thomas W. Weik   Wyomissing, Pennsylvania   August 6, 2004


Report Type (Check only one.):


[X]  13F HOLDINGS REPORT.


[ ]  13F NOTICE.


[ ]  13F COMBINATION REPORT.


List of Other Mangers Reporting for this Manager.

                         FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:      0


Form 13F Information Table Entry Total: 84


Form 13F Information Table Value Total: $96,814





List of Other Included Managers:

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abbott Labs                    COM              002824100      370     9075 SH       SOLE                     8675               400
Allergan, Inc.                 COM              018490102     1224    13675 SH       SOLE                    12875               800
Allied Irish                   COM              019228402      225     7250 SH       SOLE                     7250
Altria Group                   COM              02209S103     1421    28400 SH       SOLE                    25900              2500
American Int'l Group           COM              026874107      938    13156 SH       SOLE                    12931               225
Amkor Technology               COM              031652100      106    13000 SH       SOLE                     8000              5000
Arrow International            COM              042764100      751    25100 SH       SOLE                    17700              7400
Berkshire Hathaway A           COM              084670108     4892       55 SH       SOLE                       39                16
Berkshire Hathaway B           COM              084670207     5623     1903 SH       SOLE                     1761               142
Block (H&R)                    COM              093671105     1572    32975 SH       SOLE                    31725              1250
Brown Forman B                 COM              115637209      208     4300 SH       SOLE                     4300
Burlington Resources           COM              122014103     1060    29300 SH       SOLE                    26200              3100
Cablevision Systems            COM              12686C109     1015    51670 SH       SOLE                    43954              7716
CenturyTel                     COM              156700106     1134    37750 SH       SOLE                    28200              9550
Citigroup, Inc.                COM              172967101     1363    29321 SH       SOLE                    23437              5884
Coca-Cola Co.                  COM              191216100      794    15720 SH       SOLE                    14745               975
Comcast A SPCL                 COM              20030N200      821    29750 SH       SOLE                    27000              2750
Comcast Corp. A                COM              20030N101      236     8387 SH       SOLE                     8387
Costco Wholesale               COM              22160K105     1287    31250 SH       SOLE                    31050               200
Diageo PLC ADR                 COM              25243Q205      963    17584 SH       SOLE                    16684               900
Dover Corp.                    COM              260003108     3290    78150 SH       SOLE                    67800             10350
Dress Barn                     COM              261570105      329    19200 SH       SOLE                    16200              3000
Dupont (E.I.)                  COM              263534109      275     6200 SH       SOLE                     2600              3600
El Paso Corp.                  COM              28336L109      158    20000 SH       SOLE                    20000
Ethan Allen                    COM              297602104      766    21325 SH       SOLE                    20850               475
Exxon Mobil                    COM              30231G102     2550    57428 SH       SOLE                    42987             14441
Federal Signal                 COM              313855108      272    14600 SH       SOLE                    13600              1000
Fifth Third Bancorp            COM              316773100      235     4375 SH       SOLE                     3925               450
Freddie Mac                    COM              313400301     1067    16850 SH       SOLE                    12975              3875
Fulton Financial               COM              360271100     1382    68574 SH       SOLE                    66297              2277
Gannett Co.                    COM              364730101      953    11228 SH       SOLE                     8828              2400
General Electric               COM              369604103      711    21950 SH       SOLE                    20350              1600
Genuine Parts                  COM              372460105      486    12250 SH       SOLE                    10650              1600
Grey Global Group              COM              39787M108      394      400 SH       SOLE                      400
HCA, Inc.                      COM              404119109     1696    40775 SH       SOLE                    35525              5250
Harley Davidson                COM              412822108      900    14525 SH       SOLE                    13000              1525
Hasbro, Inc.                   COM              418056107      559    29425 SH       SOLE                    16225             13200
Hershey Foods                  COM              427866108      505    10920 SH       SOLE                     6120              4800
Hillenbrand Ind.               COM              431573104     1427    23600 SH       SOLE                    19300              4300
IAC/InterActive Corp           COM              45840Q101      800    26550 SH       SOLE                    24600              1950
Int'l Business Machines        COM              459200101      262     2975 SH       SOLE                     2975
J & J Snack Foods              COM              466032109      235     5750 SH       SOLE                     5750
Johnson & Johnson              COM              478160104     1824    32750 SH       SOLE                    27750              5000
Kroger Company                 COM              501044101      642    35300 SH       SOLE                    33300              2000
Laboratory Corp                COM              50540R409      555    13975 SH       SOLE                    12275              1700
Liberty Media Corp.            COM              530718105     2763   307295 SH       SOLE                   248501             58794
Liberty Media Intrnl A         COM              530719103      563    15180 SH       SOLE                    12302              2878
Lockheed Martin                COM              539830109      370     7100 SH       SOLE                     6600               500
Loews Corp.                    COM              540424108      649    10820 SH       SOLE                     7820              3000
Manpower, Inc.                 COM              56418H100      721    14200 SH       SOLE                    13400               800
Marathon Oil                   COM              565849106      664    17550 SH       SOLE                    17550
Martin Marietta Matrls.        COM              573284106     2805    63275 SH       SOLE                    53025             10250
Mattel, Inc.                   COM              577081102      253    13875 SH       SOLE                    11375              2500
McKesson Corp.                 COM              58155Q103      384    11200 SH       SOLE                    10100              1100
Medical Services Intl          COM              58463C101        6  1000000 SH       SOLE                  1000000
Merck & Co.                    COM              589331107      223     4701 SH       SOLE                     4551               150
Mohawk Industries              COM              608190104     2497    34050 SH       SOLE                    30125              3925
Nat'l Penn Bancshares          COM              637138108      393    13231 SH       SOLE                    12129              1102
Neiman Marcus A                COM              640204202      657    11800 SH       SOLE                    10800              1000
Nestle Reg ADR                 COM              641069406     3447    51700 SH       SOLE                    44250              7450
Newell Rubbermaid              COM              651229106      716    30475 SH       SOLE                    27175              3300
PepsiCo, Inc.                  COM              713448108      240     4450 SH       SOLE                     4250               200
Pfizer, Inc.                   COM              717081103     2818    82218 SH       SOLE                    60418             21800
Procter & Gamble               COM              742718109      306     5612 SH       SOLE                     5612
Progressive Corp.              COM              743315103     7379    86510 SH       SOLE                    68785             17725
Pulitzer, Inc.                 COM              745769109      205     4200 SH       SOLE                     4200
Respironics Inc.               COM              761230101      294     5000 SH       SOLE                     5000
Schering Plough                COM              806605101      261    14150 SH       SOLE                    12550              1600
Scripps (E.W.) Co.             COM              811054204      743     7075 SH       SOLE                     6575               500
Sovereign Bancorp              COM              845905108     1599    72374 SH       SOLE                    72374
T J X Companies                COM              872540109     4120   170675 SH       SOLE                   147825             22850
Telephone & Data Sys.          COM              879433100      824    11575 SH       SOLE                    10675               900
Thor Industries                COM              885160101      786    23500 SH       SOLE                    21700              1800
Time Warner                    COM              887317105      668    37979 SH       SOLE                    35979              2000
Transatlantic Holdings         COM              893521104      425     5250 SH       SOLE                     4975               275
Tyco International             COM              902124106     1306    39400 SH       SOLE                    33550              5850
Unitrin, Inc.                  COM              913275103      773    18150 SH       SOLE                    12150              6000
Verizon Communications         COM              92343V104     1574    43497 SH       SOLE                    39260              4237
Viacom Inc. Class B            COM              925524308      864    24192 SH       SOLE                    22767              1425
Wachovia Corp.                 COM              929903102     1405    31570 SH       SOLE                    31570
Wal-Mart Stores                COM              931142103      293     5550 SH       SOLE                     4700               850
Washington Post Cl B           COM              939640108     1667     1792 SH       SOLE                     1627               165
Waste Management               COM              94106L109     1451    47350 SH       SOLE                    40550              6800
Wells Fargo                    COM              949746101     1424    24887 SH       SOLE                    19000              5887